Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
July 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — 93.0%
Banks — 3.8%
1,079,129 Bank of America Corp. .......... $ 66,852,041
197,153 JP Morgan Chase & Co. ......... 69,356,454
136,208,495
Communication Services — 10.9%
509,416 Alphabet, Inc. - Class C .......... 181,683,216
239,163 Live Nation Entertainment, Inc.(a) .. 41,645,453
152,326 Meta Platforms, Inc. - Class A ..... 84,801,408
64,084 Reddit, Inc. - Class A(a) .......... 9,014,696
56,936 Spotify Technology SA(a) ......... 28,464,584
173,813 Take-Two Interactive Software, Inc.(a) 42,222,654
387,832,011
Consumer Discretionary — 7.1%
503,228 Amazon.com, Inc.(a) ............ 136,666,660
148,052 Dollarama, Inc. ................ 20,168,699
99,019 Hilton Worldwide Holdings, Inc. ... 31,734,600
270,821 Moncler SpA .................. 15,403,968
72,791 Tesla, Inc.(a) .................. 22,653,287
76,984 Texas Roadhouse, Inc. ........... 15,815,593
90,978 Viking Holdings Ltd.(a) .......... 9,493,554
251,936,361
Consumer Staples — 3.1%
152,424 BJ's Wholesale Club Holdings, Inc.(a) 14,904,019
34,833 Costco Wholesale Corp. ......... 33,157,185
277,687 US Foods Holding Corp.(a) ....... 27,932,535
292,231 Walmart, Inc. ................. 32,496,087
108,489,826
Energy — 2.6%
519,293 Baker Hughes Co. .............. 31,412,034
279,552 ConocoPhillips ................ 33,680,425
174,521 ExxonMobil Holdings Corp. ...... 27,127,544
92,220,003
Financial Services — 8.2%
39,961 Berkshire Hathaway, Inc. - Class B(a) 20,441,650
499,161 Brookfield Corp. ............... 21,229,317
165,503 Capital One Financial Corp. ...... 34,591,782
18,238 Corpay , Inc.(a) ................ 6,968,922
56,938 FirstCash Holdings, Inc. ......... 11,615,921
460,968 Interactive Brokers Group, Inc. - Class
A ...................... 40,560,574
223,857 Intercontinental Exchange, Inc. .... 34,133,715
45,089 MSCI, Inc. ................... 25,801,729
204,940 Nasdaq, Inc. .................. 19,303,299
174,773 Tradeweb Markets, Inc. - Class A ... 17,564,687
164,619 Visa, Inc. - Class A ............. 60,271,955
292,483,551
Health Care — 9.0%
253,736 AbbVie, Inc. .................. 63,672,512
118,115 Cardinal Health, Inc. ............ 27,169,994
Shares Value
Health Care (continued)
101,012 Cencora , Inc. ................. $ 31,449,076
39,961 Eli Lilly & Co. ................ 45,908,795
30,142 IDEXX Laboratories, Inc.(a) ...... 16,851,488
16,722 Intuitive Surgical, Inc.(a) ......... 5,908,384
73,618 Labcorp Holdings, Inc. .......... 22,762,686
676,864 Medline, Inc. - Class A(a) ........ 26,587,218
30,513 Medpace Holdings, Inc.(a) ........ 17,609,358
111,038 STERIS Plc ................... 25,361,079
106,886 Straumann Holding AG .......... 13,236,793
57,788 UnitedHealth Group, Inc. ........ 23,947,347
320,464,730
Industrials — 14.3%
447,045 API Group Corp.(a) ............ 17,738,746
44,434 ATI, Inc.(a) ................... 8,328,709
11,318 Bloom Energy Corp. - Class A(a) ... 2,329,358
57,643 Boeing Co. (The)(a) ............. 12,458,958
46,577 BWX Technologies, Inc. .......... 7,857,540
42,533 Carlisle Cos., Inc. .............. 15,308,477
35,364 Carpenter Technology Corp. ...... 18,377,256
39,607 Caterpillar, Inc. ................ 32,272,180
82,890 Clean Harbors, Inc.(a) ........... 25,934,623
233,876 Core & Main, Inc. - Class A(a) .... 10,283,528
337,896 Epiroc AB - Class A ............. 8,662,516
157,323 Esab Corp. ................... 13,613,159
89,462 FedEx Corp. .................. 27,500,619
17,682 GE Vernova , Inc. ............... 17,510,308
134,029 Howmet Aerospace, Inc. ......... 37,831,025
63,478 ITT, Inc. ..................... 12,440,418
246,336 Leonardo DRS, Inc. ............ 11,343,773
25,277 MasTec , Inc.(a) ................ 6,650,379
45,619 Northrop Grumman Corp. ....... 24,747,395
72,058 nVent Electric Plc .............. 11,084,682
14,853 Quanta Services, Inc. ............ 9,912,298
17,680 RBC Bearings, Inc.(a) ........... 9,747,161
106,092 Regal Rexnord Corp. ............ 21,773,261
150,827 Republic Services, Inc. ........... 31,756,625
202,397 Rollins, Inc. .................. 7,685,014
40,082 Saia, Inc.(a) ................... 13,933,706
661,899 StandardAero, Inc.(a) ............ 19,400,260
223,146 TransUnion ................... 17,543,738
204,686 UL Solutions, Inc. - Class A ....... 18,757,425
180,533 XPO, Inc.(a) .................. 36,281,717
509,064,854
Information Technology — 29.7%
26,594 Advanced Micro Devices, Inc.(a) ... 12,662,733
551,861 Apple, Inc. ................... 170,475,382
117,231 Applied Materials, Inc. ........... 59,514,662
12,616 ASM International NV .......... 11,684,296
21,499 ASML Holding NV ............. 35,429,180
219,016 Bentley Systems, Inc. - Class B ..... 7,761,927
256,565 Broadcom, Inc. ................ 99,875,623
122,713 Cisco Systems, Inc. ............. 14,233,481

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
July 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Information Technology (continued)
72,496 Corning, Inc. ................. $ 10,022,572
29,207 Datadog, Inc. - Class A(a) ........ 7,826,600
49,291 Entegris , Inc. .................. 5,868,094
134,206 Fortinet, Inc.(a) ................ 21,734,662
389,222 Intel Corp.(a) ................. 35,107,824
73,941 Keysight Technologies, Inc.(a) ..... 23,593,094
109,982 Lam Research Corp. ............ 32,226,926
10,774 Lumentum Holdings, Inc.(a) ...... 7,691,990
57,776 MACOM Technology Solutions
Holdings, Inc.(a) ........... 14,527,197
54,301 Manhattan Associates, Inc.(a) ...... 10,391,039
358,766 Microsoft Corp. ............... 166,725,736
1,102,999 NVIDIA Corp. ................ 221,427,049
64,893 Palo Alto Networks, Inc.(a) ....... 21,533,444
86,390 QUALCOMM, Inc. ............ 12,752,028
102,372 Rambus, Inc.(a) ................ 9,318,923
558,573 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 41,315,006
1,053,699,468
Materials — 1.3%
166,564 CRH Plc ..................... 15,825,246
106,976 Heidelberg Materials AG ......... 19,915,191
99,903 Holcim AG ................... 9,073,608
44,814,045
Real Estate — 0.4%
53,207 Welltower, Inc. REIT ............ 12,473,849
Utilities — 2.6%
318,275 Ameren Corp. ................. 34,886,123
564,761 NextEra Energy, Inc. ............ 49,089,026
46,619 NRG Energy, Inc. .............. 6,260,465
90,235,614
Total Common Stocks
(Cost $1,853,126,023)
3,299,922,807
EXCHANGE-TRADED FUNDS
(b)
— 5.1%
749,007 iShares MSCI EAFE ETF ........ 79,080,159
255,784 iShares MSCI Japan ETF ......... 23,631,884
730,795 Roundhill Memory ETF ......... 36,810,144
81,338 State Street SPDR S&P Oil & Gas
Exploration & Production ETF 14,429,361
185,606 State Street SPDR S&P Regional
Banking ETF .............. 14,117,192
331,759 State Street Utilities Select Sector
SPDR ETF ............... 14,713,512
Total Exchange-Traded Funds
(Cost $166,745,678)
182,782,252
Shares Value
INVESTMENT COMPANY — 2.0%
70,127,935 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 3.62%(c) $ 70,127,935
Total Investment Company
(Cost $70,127,935)
70,127,935
TOTAL INVESTMENTS — 100.1%
(Cost $2,089,999,636)
$ 3,552,832,994
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(2,815,208)
NET ASSETS — 100.0%
$ 3,550,017,786
(a) Non-income producing security.
(b) A copy of the underlying funds’ financial statements is available upon request.
(c) The rate shown represents the current yield as of July 31, 2026.
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country: Value
Value as a
percentage of
Net Assets
United States ................. $ 3,038,936,167 85.7%
Netherlands .................. 47,113,476 1.3
Canada ..................... 41,398,016 1.2
Taiwan ..................... 41,315,006 1.2
Sweden ..................... 37,127,100 1.0
Switzerland .................. 22,310,401 0.6
Germany .................... 19,915,191 0.6
Ireland ..................... 15,825,246 0.4
Italy ....................... 15,403,968 0.4
United Kingdom .............. 11,084,682 0.3
Bermuda .................... 9,493,554 0.3
Other
*
...................... 250,094,979 7.0
$ 3,550,017,786 100.0%
* Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.